Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue from contracts with customers

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Sale of power	70,530	76,624	81,606	955
Transmission line projects	7,557	4,347	1,913	22
Sale of goods	—	—	13,194	154
Others	136	348	350	4
Total	78,223	81,319	97,063	1,136

Summary of Contract balance
e)
Contract balances

	As at April 1,	As at March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Trade receivables (refer Note 9)	30,687	21,856	24,268	284
Contract assets (refer Note 52)	7,711	1,716	2,832	33
Contract liabilities (refer Note 21)	-	-	1,240	15